OPERATING LEASES - Schedule of future minimum operating lease revenue receipts (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019 (remaining six months)	$ 32,052
2020	37,410
2021	10,907
2022	0
2023	0
Thereafter	0
Total minimum lease receipts	$ 80,369